ACCOUNTS PAYABLE	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

10. ACCOUNTS PAYABLE

The accounts payable as of June 30,2024 and December 31, 2023 consist of the following:

	June 30,	December 31,
	2024	2023
Accounts payable to suppliers	$240,989	315,144
Accounts payable for SMS service	1,551,877	2,232,661
Total of Accounts payable	$1,792,866	2,547,805

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS